Note 19 - Capital Structure and Financial Matters - Schedule of Share Capital (Details) (Parentheticals) - Ordinary shares [member] - kr / shares	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Sep. 30, 2022
Statement Line Items [Line Items]
Shares issued (in shares)	70,130,556	37,897,780
Par value (in DKK per share)	kr 1	kr 1	kr 1	kr 1